Pension and Other Benefit Programs - Key Assumptions (Detail)	12 Months Ended
	Oct. 03, 2020	Sep. 28, 2019	Sep. 29, 2018
Pension Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate used to determine the benefit obligation	2.82%	3.22%	4.31%
Discount rate used to determine the interest cost component of net periodic benefit cost	2.94%	4.09%	3.46%
Rate of return on plan assets	7.00%	7.25%	7.50%
Weighted average rate of compensation increase to determine the benefit obligation	3.20%	3.20%	3.20%
Postretirement Medical Plans
Schedule of Net Periodic Benefit Costs Weighted Average Assumptions [Line Items]
Discount rate used to determine the benefit obligation	2.80%	3.22%	4.31%
Discount rate used to determine the interest cost component of net periodic benefit cost	2.95%	4.10%	3.49%
Rate of return on plan assets	7.00%	7.25%	7.50%
Year 1 increase in cost of benefits	7.00%	7.00%	7.00%
Rate of increase to which the cost of benefits is assumed to decline (the ultimate trend rate)	4.25%	4.25%	4.25%
Year that the rate reaches the ultimate trend rate	2034	2033	2032